EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 38 - EARNINGS PER SHARE

(a) Basic

Basic earnings per share are calculated by dividing the profit attributable to the Company’s shareholders and the number of shares issued, excluding those purchased by the Company and held as treasury shares. Preferred shares have a guaranteed right (per share) of the superiority of at least 10% in the distribution of Dividends and/or Interest on Equity concerning common shares.

12/31/2022
Numerator	Ordinary	Preferred A	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	2,239,391	215	408,987	2,648,592
Profit attributable to each class of shares - Discontinued Operation	834,329	80	152,376	986,785
Profit for the Year	3,073,720	295	561,363	3,635,377

Denominator	Ordinárias	Preferencial A	Preferencial B
Weighted average number of shares	1,686,088	147	279,941
% of shares in relation to the total	85.75%	0.01%	14.24%

Basic earnings per share from continuing operations (R$)	1.33	1.46	1.46
Basic earnings per share from discontinued operation (R$)	0.49	0.54	0.54

Net basic earnings per share	1.82	2.01	2.01

12/31/2021
Numerator	Ordinary	Preferred A	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	4,625,405	580	1,105,121	5,731,106
Profit attributable to each class of shares - Discontinued Operation	(68,573)	(9)	(16,383)	(84,965)
Profit for the Year	4,556,832	571	1,088,738	5,646,141

Denominator	Ordinary	Preferred A	Preferred B
Weighted average number of shares	1,288,843	147	279,941
% of shares in relation to the total	82.15%	0.01%	17.84%

Basic earnings per share from continuing operations (R$)	3.59	3.95	3.95
Basic earnings per share from discontinued operation (R$)	(0.05)	(0.06)	(0.06)

Net basic earnings per share	3.54	3.89	3.89

12/31/2020
Numerator	Ordinary	Preferred A	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	4,940,175	637	1,202,203	6,143,014
Profit attributable to each class of shares - Discontinued Operation	157,360	20	38,294	195,674
Profit for the Year	5,097,535	657	1,240,497	6,338,688

Denominator	Ordinary	Preferred A	Preferred B
Weighted average number of shares	1,254,102	147	277,444
% of shares in relation to the total	81.88%	0.01%	18.11%

Basic earnings per share from continuing operations (R$)	3.94	4.33	4.33
Basic earnings per share from discontinued operation (R$)	0.13	0.14	0.14

Net basic earnings per share	4.06	4.47	4.47

(b) Diluted

As of December 31, 2022, based on the liability balance relating to the compulsory loan, the dilution was simulated with an increase of 26,855,558 preferred shares B in earnings per share, as shown below.

12/31/2022
			Converted
Numerator	Ordinary	Preferred A	Preferred B	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	2,206,702	212	38,663	403,016	2,648,592
Profit attributable to each class of shares - Discontinued Operation	822,150	79	14,404	150,152	986,785
Profit for the Year	3,028,852	291	53,067	553,168	3,635,377

			Converted
Denominator	Ordinary	Preferred A	Preferred B	Preferred B
Weighted average number of shares in thousand	1,686,088	147	26,856	279,941
% of shares in relation to the total	84.60%	0.01%	1.35%	14.05%

Diluted earnings per share from continuing operation (R$)	1.31	1.44	1.44	1.44
Diluted earnings per share from discontinued operation (R$)	0.49	0.54	0.54	0.54

Profit (Loss) per share - diluted	1.80	1.98	1.98	1.98

12/31/2021
			Converted
Numerator	Ordinary	Preferred A	Preferred B	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	4,546,887	570	97,288	1,086,361	5,731,106
Profit attributable to each class of shares - Discontinued Operation	(67,408)	(8)	(1,443)	(16,106)	(84,965)
Profit for the Year	4,479,479	562	95,845	1,070,255	5,646,141

			Converted
Denominator	Ordinary	Preferred A	Preferred B	Preferred B
Weighted average number of shares in thousand	1,288,843	147	25,070	279,941
% of shares in relation to the total	80.86%	0.01%	1.57%	17.56%

Diluted earnings per share from continuing operation (R$)	3.53	3.88	3.88	3.88
Diluted earnings per share from discontinued operation (R$)	(0.05)	(0.05)	(0.06)	(0.06)

Profit (Loss) per share - diluted	3.48	3.82	3.82	3.82

12/31/2020
			Converted
Numerator	Ordinary	Preferred A	Preferred B	Preferred B	Total
Profit attributable to each class of shares - Continued Operation	4,863,474	627	95,376	1,183,537	6,143,014
Profit attributable to each class of shares - Discontinued Operation	154,916	20	3,038	37,699	195,674
Profit for the Year	5,018,390	647	98,414	1,221,236	6,338,688

			Converted
Denominator	Ordinary	Preferred A	Preferred B	Preferred B
Weighted average number of shares in thousand	1,254,102	147	22,358	277,444
% of shares in relation to the total	80.70%	0.01%	1.44%	17.85%

Diluted earnings per share from continuing operation (R$)	3.88	4.27	4.27	4.27
Diluted earnings per share from discontinued operation (R$)	0.12	0.14	0.14	0.14

Profit (Loss) per share - diluted	4.00	4.40	4.40	4.40

Accounting Policy

In order to obtain the basic result per share, Eletrobras divides the profit or loss attributable to the holders of Eletrobras common shares by the weighted average number of common shares held by shareholders (excluding those held in treasury) during the period. In the case of a consolidated balance sheet, the profit or loss attributable to the Company refers to the Parent Company’s portion. In this way, non-controlling interests are excluded.

In order to obtain the diluted result per share, Eletrobras assumed the exercise of options, subscription bonuses and other potential dilutive effects. Its only dilutive effect is the conversion of the compulsory loan. The presumed values arising from these instruments should be considered as having been received from the issue of shares at the average market price of the shares during the year.

According to the Dividend Policy, Preferred shares have a guaranteed right (per share) of the superiority of at least 10% in the distribution of Dividends and/or Interest on Equity concerning common shares.